Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2019
Payables and Accruals [Abstract]
Schedule of trade and other payables

	JPY (millions) As of March 31
	2018	2019
Trade payables	¥133,705	¥212,348
Other payables	106,554	115,046
Total	¥240,259	¥327,394